Note 11 - Intangible Assets, Net (Detail) - Intangible assets consisted of the following as of December 31, 2011: (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross Carrying Amount	$ 2,881	$ 3,198
Accumulated Amortization	(1,652)	(1,633)
Net	31	1,565
Developed Technologies [Member]
Gross Carrying Amount		2,564
Accumulated Amortization		(1,093)
Net		1,471
Customer Relationship And Tradename [Member]
Gross Carrying Amount		261
Accumulated Amortization		(261)
Trade Names [Member]
Gross Carrying Amount		56
Accumulated Amortization		(56)
Other Intangible Assets [Member]
Gross Carrying Amount	317	317
Accumulated Amortization	(286)	(223)
Net	$ 31	$ 94